Financial Risk Management - Financial Instruments and Classification Within the Fair Value Hierarchy (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents		$ 330,221	$ 399,737
Cash at banks		150,948	92,730
Liquidity funds		66,033	215,807
Short – term investments		113,240	91,200
Other investments - current		1,192,306	1,633,142
Other investments - non-current		128,335	249,719
Current trade receivables		1,214,060	954,685
Receivables C and NC		327,258	321,718
Non-current financial assets available-for-sale		21,572	21,572	$ 21,600
Total
Receivables C and NC		327,258	321,718
Liabilities
Borrowings C and NC		965,859	840,236
Trade payables		750,739	556,834
Other liabilities		197,504	183,887
Foreign exchange derivatives contracts [member]
Liabilities
Other liabilities		39,799	42,635
Other liabilities (non-Financial) [member]
Liabilities
Other liabilities		157,705
Other liabilities [member]
Liabilities
Other liabilities			141,252
Derivatives [member]
Assets
Receivables C and NC		8,230
Receivables C and NC		8,230
Foreign exchange derivatives contracts [member]
Assets
Receivables C and NC			2,759
Receivables C and NC			2,759
Other receivables [member]
Assets
Receivables C and NC		176,716	176,990
Receivables C and NC		176,716	176,990
Other receivables (non-Financial) [member]
Assets
Receivables C and NC		142,314	141,969
Receivables C and NC		142,314	141,969
Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current		437,406	782,029
Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Certificates of Deposits [member]
Assets
Other investments - current		297,788	525,068
Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Non - U.S. Sovereign Bills [member]
Assets
Other investments - current			41,370
Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Commercial Papers [member]
Assets
Other investments - current		9,943	34,890
Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Other notes [member]
Assets
Other investments - current		129,675	180,701
Bonds and other fixed income [member]
Assets
Other investments - current		754,800	841,638
Other investments - non-current		123,498	248,049
Bonds and other fixed income [member] | U.S. government securities [member]
Assets
Other investments - current		130,477	216,732
Bonds and other fixed income [member] | Non - U.S. government securities [member]
Assets
Other investments - current		161,063	88,805
Bonds and other fixed income [member] | Corporates securities [member]
Assets
Other investments - current		378,831	462,625
Bonds and other fixed income [member] | Structured Notes [member]
Assets
Other investments - current		68,044
Bonds and other fixed income [member] | Mortgage- and Asset-backed securities [member]
Assets
Other investments - current		16,385	73,476
Other investments [member]
Assets
Other investments - current		100
Other investments - non-current		4,837	1,670
Fund investments [member]
Assets
Other investments - current			9,475
Level 1 of fair value hierarchy [member]
Assets
Cash and cash equivalents		179,273	307,007
Cash at banks
Liquidity funds		66,033	215,807
Short – term investments		113,240	91,200
Other investments - current		459,476	607,866
Other investments - non-current
Current trade receivables
Receivables C and NC
Non-current financial assets available-for-sale	[1]
Total		638,749	914,873
Receivables C and NC
Liabilities
Borrowings C and NC
Trade payables
Other liabilities
Total
Level 1 of fair value hierarchy [member] | Foreign exchange derivatives contracts [member]
Liabilities
Other liabilities
Level 1 of fair value hierarchy [member] | Other liabilities (non-Financial) [member]
Liabilities
Other liabilities
Level 1 of fair value hierarchy [member] | Other liabilities [member]
Liabilities
Other liabilities
Level 1 of fair value hierarchy [member] | Derivatives [member]
Assets
Receivables C and NC
Receivables C and NC
Level 1 of fair value hierarchy [member] | Foreign exchange derivatives contracts [member]
Assets
Receivables C and NC
Receivables C and NC
Level 1 of fair value hierarchy [member] | Other receivables [member]
Assets
Receivables C and NC
Receivables C and NC
Level 1 of fair value hierarchy [member] | Other receivables (non-Financial) [member]
Assets
Receivables C and NC
Receivables C and NC
Level 1 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current		9,943	76,260
Level 1 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Certificates of Deposits [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Non - U.S. Sovereign Bills [member]
Assets
Other investments - current			41,370
Level 1 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Commercial Papers [member]
Assets
Other investments - current		9,943	34,890
Level 1 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Other notes [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - current		449,533	522,131
Other investments - non-current
Level 1 of fair value hierarchy [member] | Bonds and other fixed income [member] | U.S. government securities [member]
Assets
Other investments - current		130,477	216,732
Level 1 of fair value hierarchy [member] | Bonds and other fixed income [member] | Non - U.S. government securities [member]
Assets
Other investments - current		124,780	56,161
Level 1 of fair value hierarchy [member] | Bonds and other fixed income [member] | Corporates securities [member]
Assets
Other investments - current		194,276	249,238
Level 1 of fair value hierarchy [member] | Bonds and other fixed income [member] | Structured Notes [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Bonds and other fixed income [member] | Mortgage- and Asset-backed securities [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Other investments [member]
Assets
Other investments - current
Other investments - non-current
Level 1 of fair value hierarchy [member] | Fund investments [member]
Assets
Other investments - current			9,475
Level 2 of fair value hierarchy [member]
Assets
Cash and cash equivalents
Cash at banks
Liquidity funds
Short – term investments
Other investments - current		511,992	779,245
Other investments - non-current
Current trade receivables
Receivables C and NC		8,230	2,759
Non-current financial assets available-for-sale	[1]
Total		520,222	782,004
Receivables C and NC		8,230	2,759
Liabilities
Borrowings C and NC
Trade payables
Other liabilities		39,799	42,635
Total		39,799	42,635
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives contracts [member]
Liabilities
Other liabilities		39,799	42,635
Level 2 of fair value hierarchy [member] | Other liabilities (non-Financial) [member]
Liabilities
Other liabilities
Level 2 of fair value hierarchy [member] | Other liabilities [member]
Liabilities
Other liabilities
Level 2 of fair value hierarchy [member] | Derivatives [member]
Assets
Receivables C and NC		8,230
Receivables C and NC		8,230
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives contracts [member]
Assets
Receivables C and NC			2,759
Receivables C and NC			2,759
Level 2 of fair value hierarchy [member] | Other receivables [member]
Assets
Receivables C and NC
Receivables C and NC
Level 2 of fair value hierarchy [member] | Other receivables (non-Financial) [member]
Assets
Receivables C and NC
Receivables C and NC
Level 2 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current		427,463	705,769
Level 2 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Certificates of Deposits [member]
Assets
Other investments - current		297,788	525,068
Level 2 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Non - U.S. Sovereign Bills [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Commercial Papers [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Other notes [member]
Assets
Other investments - current		129,675	180,701
Level 2 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - current		84,429	73,476
Other investments - non-current
Level 2 of fair value hierarchy [member] | Bonds and other fixed income [member] | U.S. government securities [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Bonds and other fixed income [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Bonds and other fixed income [member] | Corporates securities [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Bonds and other fixed income [member] | Structured Notes [member]
Assets
Other investments - current		68,044
Level 2 of fair value hierarchy [member] | Bonds and other fixed income [member] | Mortgage- and Asset-backed securities [member]
Assets
Other investments - current		16,385	73,476
Level 2 of fair value hierarchy [member] | Other investments [member]
Assets
Other investments - current		100
Other investments - non-current
Level 2 of fair value hierarchy [member] | Fund investments [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member]
Assets
Cash and cash equivalents
Cash at banks
Liquidity funds
Short – term investments
Other investments - current
Other investments - non-current		4,837	1,670
Current trade receivables
Receivables C and NC
Non-current financial assets available-for-sale	[1]	21,572	21,572
Total		26,409	23,242
Receivables C and NC
Liabilities
Borrowings C and NC
Trade payables
Other liabilities
Total
Level 3 of fair value hierarchy [member] | Foreign exchange derivatives contracts [member]
Liabilities
Other liabilities
Level 3 of fair value hierarchy [member] | Other liabilities (non-Financial) [member]
Liabilities
Other liabilities
Level 3 of fair value hierarchy [member] | Other liabilities [member]
Liabilities
Other liabilities
Level 3 of fair value hierarchy [member] | Derivatives [member]
Assets
Receivables C and NC
Receivables C and NC
Level 3 of fair value hierarchy [member] | Foreign exchange derivatives contracts [member]
Assets
Receivables C and NC
Receivables C and NC
Level 3 of fair value hierarchy [member] | Other receivables [member]
Assets
Receivables C and NC
Receivables C and NC
Level 3 of fair value hierarchy [member] | Other receivables (non-Financial) [member]
Assets
Receivables C and NC
Receivables C and NC
Level 3 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Certificates of Deposits [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Non - U.S. Sovereign Bills [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Commercial Papers [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Other notes [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Level 3 of fair value hierarchy [member] | Bonds and other fixed income [member] | U.S. government securities [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Bonds and other fixed income [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Bonds and other fixed income [member] | Corporates securities [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Bonds and other fixed income [member] | Structured Notes [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Bonds and other fixed income [member] | Mortgage- and Asset-backed securities [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Other investments [member]
Assets
Other investments - current
Other investments - non-current		4,837	1,670
Level 3 of fair value hierarchy [member] | Fund investments [member]
Assets
Other investments - current
Loans and receivables, category [member]
Assets
Cash and cash equivalents		150,948	92,730
Cash at banks		150,948	92,730
Liquidity funds
Short – term investments
Other investments - current
Other investments - non-current
Current trade receivables		1,214,060	954,685
Receivables C and NC		176,716	176,990
Non-current financial assets available-for-sale	[1]
Total		1,541,724	1,224,405
Receivables C and NC		176,716	176,990
Liabilities
Borrowings C and NC		965,859	840,236
Trade payables		750,739	556,834
Other liabilities
Total		1,716,598	1,397,070
Loans and receivables, category [member] | Foreign exchange derivatives contracts [member]
Liabilities
Other liabilities
Loans and receivables, category [member] | Other liabilities (non-Financial) [member]
Liabilities
Other liabilities
Loans and receivables, category [member] | Other liabilities [member]
Liabilities
Other liabilities
Loans and receivables, category [member] | Derivatives [member]
Assets
Receivables C and NC
Receivables C and NC
Loans and receivables, category [member] | Foreign exchange derivatives contracts [member]
Assets
Receivables C and NC
Receivables C and NC
Loans and receivables, category [member] | Other receivables [member]
Assets
Receivables C and NC		176,716	176,990
Receivables C and NC		176,716	176,990
Loans and receivables, category [member] | Other receivables (non-Financial) [member]
Assets
Receivables C and NC
Receivables C and NC
Loans and receivables, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Loans and receivables, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Certificates of Deposits [member]
Assets
Other investments - current
Loans and receivables, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Non - U.S. Sovereign Bills [member]
Assets
Other investments - current
Loans and receivables, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Commercial Papers [member]
Assets
Other investments - current
Loans and receivables, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Other notes [member]
Assets
Other investments - current
Loans and receivables, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Loans and receivables, category [member] | Bonds and other fixed income [member] | U.S. government securities [member]
Assets
Other investments - current
Loans and receivables, category [member] | Bonds and other fixed income [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Loans and receivables, category [member] | Bonds and other fixed income [member] | Corporates securities [member]
Assets
Other investments - current
Loans and receivables, category [member] | Bonds and other fixed income [member] | Structured Notes [member]
Assets
Other investments - current
Loans and receivables, category [member] | Bonds and other fixed income [member] | Mortgage- and Asset-backed securities [member]
Assets
Other investments - current
Loans and receivables, category [member] | Other investments [member]
Assets
Other investments - current
Other investments - non-current
Loans and receivables, category [member] | Fund investments [member]
Assets
Other investments - current
Held-to-maturity investments, category [member]
Assets
Cash and cash equivalents
Cash at banks
Liquidity funds
Short – term investments
Other investments - current		220,838	246,031
Other investments - non-current		123,498	248,049
Current trade receivables
Receivables C and NC
Non-current financial assets available-for-sale	[1]
Total		344,336	494,080
Receivables C and NC
Liabilities
Borrowings C and NC
Trade payables
Other liabilities
Total
Held-to-maturity investments, category [member] | Foreign exchange derivatives contracts [member]
Liabilities
Other liabilities
Held-to-maturity investments, category [member] | Other liabilities (non-Financial) [member]
Liabilities
Other liabilities
Held-to-maturity investments, category [member] | Other liabilities [member]
Liabilities
Other liabilities
Held-to-maturity investments, category [member] | Derivatives [member]
Assets
Receivables C and NC
Receivables C and NC
Held-to-maturity investments, category [member] | Foreign exchange derivatives contracts [member]
Assets
Receivables C and NC
Receivables C and NC
Held-to-maturity investments, category [member] | Other receivables [member]
Assets
Receivables C and NC
Receivables C and NC
Held-to-maturity investments, category [member] | Other receivables (non-Financial) [member]
Assets
Receivables C and NC
Receivables C and NC
Held-to-maturity investments, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Held-to-maturity investments, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Certificates of Deposits [member]
Assets
Other investments - current
Held-to-maturity investments, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Non - U.S. Sovereign Bills [member]
Assets
Other investments - current
Held-to-maturity investments, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Commercial Papers [member]
Assets
Other investments - current
Held-to-maturity investments, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Other notes [member]
Assets
Other investments - current
Held-to-maturity investments, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current		220,838	246,031
Other investments - non-current		123,498	248,049
Held-to-maturity investments, category [member] | Bonds and other fixed income [member] | U.S. government securities [member]
Assets
Other investments - current
Held-to-maturity investments, category [member] | Bonds and other fixed income [member] | Non - U.S. government securities [member]
Assets
Other investments - current		36,283	32,644
Held-to-maturity investments, category [member] | Bonds and other fixed income [member] | Corporates securities [member]
Assets
Other investments - current		184,555	213,387
Held-to-maturity investments, category [member] | Bonds and other fixed income [member] | Structured Notes [member]
Assets
Other investments - current
Held-to-maturity investments, category [member] | Bonds and other fixed income [member] | Mortgage- and Asset-backed securities [member]
Assets
Other investments - current
Held-to-maturity investments, category [member] | Other investments [member]
Assets
Other investments - current
Other investments - non-current
Held-to-maturity investments, category [member] | Fund investments [member]
Assets
Other investments - current
Financial assets available-for-sale, category [member]
Assets
Cash and cash equivalents
Cash at banks
Liquidity funds
Short – term investments
Other investments - current
Other investments - non-current
Current trade receivables
Receivables C and NC
Non-current financial assets available-for-sale	[1]	21,572	21,572
Total		21,572	21,572
Receivables C and NC
Liabilities
Borrowings C and NC
Trade payables
Other liabilities
Total
Financial assets available-for-sale, category [member] | Foreign exchange derivatives contracts [member]
Liabilities
Other liabilities
Financial assets available-for-sale, category [member] | Other liabilities (non-Financial) [member]
Liabilities
Other liabilities
Financial assets available-for-sale, category [member] | Other liabilities [member]
Liabilities
Other liabilities
Financial assets available-for-sale, category [member] | Derivatives [member]
Assets
Receivables C and NC
Receivables C and NC
Financial assets available-for-sale, category [member] | Foreign exchange derivatives contracts [member]
Assets
Receivables C and NC
Receivables C and NC
Financial assets available-for-sale, category [member] | Other receivables [member]
Assets
Receivables C and NC
Receivables C and NC
Financial assets available-for-sale, category [member] | Other receivables (non-Financial) [member]
Assets
Receivables C and NC
Receivables C and NC
Financial assets available-for-sale, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Financial assets available-for-sale, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Certificates of Deposits [member]
Assets
Other investments - current
Financial assets available-for-sale, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Non - U.S. Sovereign Bills [member]
Assets
Other investments - current
Financial assets available-for-sale, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Commercial Papers [member]
Assets
Other investments - current
Financial assets available-for-sale, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Other notes [member]
Assets
Other investments - current
Financial assets available-for-sale, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Financial assets available-for-sale, category [member] | Bonds and other fixed income [member] | U.S. government securities [member]
Assets
Other investments - current
Financial assets available-for-sale, category [member] | Bonds and other fixed income [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Financial assets available-for-sale, category [member] | Bonds and other fixed income [member] | Corporates securities [member]
Assets
Other investments - current
Financial assets available-for-sale, category [member] | Bonds and other fixed income [member] | Structured Notes [member]
Assets
Other investments - current
Financial assets available-for-sale, category [member] | Bonds and other fixed income [member] | Mortgage- and Asset-backed securities [member]
Assets
Other investments - current
Financial assets available-for-sale, category [member] | Other investments [member]
Assets
Other investments - current
Other investments - non-current
Financial assets available-for-sale, category [member] | Fund investments [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member]
Assets
Cash and cash equivalents		179,273	307,007
Cash at banks
Liquidity funds		66,033	215,807
Short – term investments		113,240	91,200
Other investments - current		971,468	1,387,111
Other investments - non-current		4,837	1,670
Current trade receivables
Receivables C and NC		8,230	2,759
Non-current financial assets available-for-sale	[1]
Total		1,163,808	1,698,547
Receivables C and NC		8,230	2,759
Liabilities
Borrowings C and NC
Trade payables
Other liabilities		39,799	42,635
Total		39,799	42,635
Financial assets at fair value through profit or loss, category [member] | Foreign exchange derivatives contracts [member]
Liabilities
Other liabilities		39,799	42,635
Financial assets at fair value through profit or loss, category [member] | Other liabilities (non-Financial) [member]
Liabilities
Other liabilities
Financial assets at fair value through profit or loss, category [member] | Other liabilities [member]
Liabilities
Other liabilities
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Assets
Receivables C and NC		8,230
Receivables C and NC		8,230
Financial assets at fair value through profit or loss, category [member] | Foreign exchange derivatives contracts [member]
Assets
Receivables C and NC			2,759
Receivables C and NC			2,759
Financial assets at fair value through profit or loss, category [member] | Other receivables [member]
Assets
Receivables C and NC
Receivables C and NC
Financial assets at fair value through profit or loss, category [member] | Other receivables (non-Financial) [member]
Assets
Receivables C and NC
Receivables C and NC
Financial assets at fair value through profit or loss, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current		437,406	782,029
Financial assets at fair value through profit or loss, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Certificates of Deposits [member]
Assets
Other investments - current		297,788	525,068
Financial assets at fair value through profit or loss, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Non - U.S. Sovereign Bills [member]
Assets
Other investments - current			41,370
Financial assets at fair value through profit or loss, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Commercial Papers [member]
Assets
Other investments - current		9,943	34,890
Financial assets at fair value through profit or loss, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Other notes [member]
Assets
Other investments - current		129,675	180,701
Financial assets at fair value through profit or loss, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current		533,962	595,607
Other investments - non-current
Financial assets at fair value through profit or loss, category [member] | Bonds and other fixed income [member] | U.S. government securities [member]
Assets
Other investments - current		130,477	216,732
Financial assets at fair value through profit or loss, category [member] | Bonds and other fixed income [member] | Non - U.S. government securities [member]
Assets
Other investments - current		124,780	56,161
Financial assets at fair value through profit or loss, category [member] | Bonds and other fixed income [member] | Corporates securities [member]
Assets
Other investments - current		194,276	249,238
Financial assets at fair value through profit or loss, category [member] | Bonds and other fixed income [member] | Structured Notes [member]
Assets
Other investments - current		68,044
Financial assets at fair value through profit or loss, category [member] | Bonds and other fixed income [member] | Mortgage- and Asset-backed securities [member]
Assets
Other investments - current		16,385	73,476
Financial assets at fair value through profit or loss, category [member] | Other investments [member]
Assets
Other investments - current		100
Other investments - non-current		$ 4,837	1,670
Financial assets at fair value through profit or loss, category [member] | Fund investments [member]
Assets
Other investments - current			$ 9,475

[1]	For further detail regarding Available for sale assets, see Note 31.